                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/07

Item 1. Reports to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Government Securities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/07

                              A SHARES           B SHARES           C SHARES         I SHARES
                           since 7/16/84      since 12/20/91     since 3/10/93     since 8/12/05
------------------------------------------------------------------------------------------------
                                    W/MAX              W/MAX              W/MAX
                            W/O     4.75%      W/O     4.00%      W/O     1.00%
AVERAGE ANNUAL             SALES    SALES     SALES    SALES     SALES    SALES      W/O SALES
TOTAL RETURNS             CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES

Since Inception            7.06%     6.83%    5.03%     5.03%    4.54%     4.54%       3.34%

10-year                    5.52      5.01     4.87      4.87     4.73      4.73          --

5-year                     4.36      3.35     3.57      3.31     3.56      3.56          --

1-year                     5.23      0.23     4.36      0.37     4.37      3.38        5.50

6-month                    2.22     -2.61     1.85     -2.12     1.85      0.86        2.45
------------------------------------------------------------------------------------------------

30-day SEC Yield               4.11%              3.57%              3.59%             4.57%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

MARKET CONDITIONS

Housing sector concerns, equity market behavior, and a slight deceleration in real economic growth rates all affected bond market performance during the period. The troubled residential housing situation was further complicated as investors focused on the fallout within the sub-prime lending area. Broadly speaking, sub-prime loans are those made to borrowers with credit impairments that limit or preclude access to more traditional credit sources. In recent months, increasing delinquency and default rates within the sub-prime area led to concerns about the spillover effects on consumer confidence and the economy in general. At the same time, equity markets came under pressure from the same set of domestic economic concerns, as well as a sharp sell-off in some overseas equity markets--most notably within China. As a result, the equity market tumbled in late February, and a flight to quality ensued that propelled Treasury prices. In March, however, the equity markets quickly snapped back, recovering much of their late-February losses.

Against this backdrop, the Federal Open Market Committee (the "Fed") not only opted to leave the target federal funds rate unchanged, but also shifted to a symmetric policy bias (i.e., one that was as much inclined to cut short-term rates as to raise them) at its March policymaking session. The change in the Fed's bias, coupled with increased equity market volatility and mixed economic data, caused a steepening in the yield curve during the period.

As has been the case for several months, the low interest-rate environment sent many investors on a quest for yield. The strong demand for riskier, higher-yielding securities led this segment of the market to outperform higher-quality bonds for the overall reporting period. In February, however, Treasury securities actually outperformed the riskier, lower-rated segments of the market when falling yields drove prices higher. Most fixed-rate agency and mortgage-backed securities underperformed equal-duration Treasuries for the period, with lower-coupon issues posting the lowest relative returns.

PERFORMANCE ANALYSIS

Van Kampen Government Securities Fund underperformed the Lehman Brothers U.S. Government/Mortgage Index for the six months ended March 31, 2007, assuming no deduction of applicable sales charges. The fund returned 2.22 percent (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers U.S. Government/Mortgage Index, returned 2.74 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2007

--------------------------------------------------------------------
                                              LEHMAN BROTHERS
                                              U.S. GOVERNMENT/
      CLASS A   CLASS B   CLASS C   CLASS I    MORTGAGE INDEX

       2.22%     1.85%     1.85%     2.45%          2.74%
--------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

During the period, we kept the fund's duration (a measure of interest rate sensitivity) below that of the Lehman Brothers U.S. Government/Mortgage Index. Overall, this conservative interest-rate posture was additive to the fund's performance. However, during periods of sharp declines in yields, this positioning detracted somewhat from returns. In addition, we reduced the portfolio's holdings in the 10-year portion of the yield curve while seeking to keep the level of relative interest-rate risk unchanged. In our opinion, with inflation not expected to moderate below the Fed's stated comfort zone and with growth relatively stable, we view the longer-end of the curve as vulnerable to an eventual rise in yields and a steeper yield curve.

We continue to hold an underweight position in mortgage-backed securities relative to the Lehman Brothers U.S. Government/Mortgage Index, with a focus on high-coupon, slow-prepaying issues. During the reporting period, mortgage-backed securities underperformed equal-duration Treasuries, and as such, the portfolio's underweight to the sector was beneficial. Additionally, although as an asset class mortgage-backed issues underperformed, higher-coupon issues within the sector actually outperformed equal-duration Treasuries. As a result, the fund's focus on higher-coupon issues also helped boost returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

COUPON DISTRIBUTION AS OF 3/31/07
Less than 6.0                                                    58.6%
6.0-6.9                                                          12.2
7.0-7.9                                                          20.2
8.0-8.9                                                           3.1
9.0-9.9                                                           4.1
10.0 or more                                                      1.8

ASSET ALLOCATION AS OF 3/31/07
U.S. Treasuries                                                  33.5%
FNMAs                                                            34.7
FHLMCs                                                            5.8
FHLBs                                                             3.7
GNMAs                                                             1.3
Other                                                            20.9
                                                                -----
Total Long-Term Investments                                      99.9
Purchased Options                                                 0.0*
Total Repurchase Agreements                                       3.3
Liabilities in Excess of Other Assets                            (3.2)
                                                                -----
Net Assets                                                        100%

*   Amount is less than 0.1%

Subject to change daily. Coupon distribution is as a percentage of long-term investments. Asset Allocation are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/06 - 3/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/06          3/31/07       10/1/06-3/31/07
Class A
  Actual.....................................    $1,000.00        $1,022.24           $5.19
  Hypothetical...............................     1,000.00         1,019.80            5.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,018.48            9.01
  Hypothetical...............................     1,000.00         1,016.01            9.00
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,018.55            9.01
  Hypothetical...............................     1,000.00         1,016.01            9.00
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,024.55            3.94
  Hypothetical...............................     1,000.00         1,021.04            3.93
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.79%, 1.79%, and 0.78%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON     MATURITY         VALUE
----------------------------------------------------------------------------------------------
           UNITED STATES TREASURY OBLIGATIONS  33.5%
$ 79,100   United States Treasury Bonds...............   5.250%    11/15/28     $   82,573,044
   8,000   United States Treasury Bonds...............   6.125     08/15/29          9,306,880
  14,500   United States Treasury Bonds...............   8.125     08/15/21         19,300,863
   1,000   United States Treasury Bonds...............   8.750     05/15/17          1,322,266
   5,000   United States Treasury Bonds (a)...........   8.750     08/15/20          6,897,270
  34,000   United States Treasury Bonds...............   9.250     02/15/16         45,259,848
   7,000   United States Treasury Bonds...............  10.375     11/15/12          7,225,589
  11,000   United States Treasury Bonds...............  12.000     08/15/13         12,051,446
  40,000   United States Treasury Notes...............   3.125     05/15/07         39,918,760
  54,565   United States Treasury Notes...............   3.875     02/15/13         52,721,303
  39,000   United States Treasury Notes...............   4.000     11/15/12         37,988,457
  57,000   United States Treasury Notes...............   4.750     05/15/14         57,532,152
                                                                                --------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS..........................      372,097,878
                                                                                --------------
           COLLATERALIZED MORTGAGE OBLIGATIONS  30.1%
   7,272   American Home Mortgage Assets (b)..........   5.550     09/25/46          7,297,767
   5,600   American Home Mortgage Investment Trust
           (b)........................................   5.560     04/25/37          5,600,000
   5,829   Bear Stearns Mortgage Funding Trust (b)....   5.480     12/25/36          5,833,546
   6,047   Bear Stearns Mortgage Funding Trust (b)....   5.530     01/25/37          6,054,346
   6,339   Bear Stearns Mortgage Funding Trust (b)....   5.570     07/25/36          6,331,290
                                                                  10/25/36 to
 112,424   Countrywide Alternative Loan Trust (c).....    *        03/20/46          5,549,090
   5,360   Countrywide Alternative Loan Trust (b).....   5.480     09/25/35          5,349,355
   5,559   Countrywide Alternative Loan Trust (b).....   5.550     07/25/46          5,578,076
   5,918   Countrywide Alternative Loan Trust (b).....   5.580     05/25/36          5,934,853
   5,521   Countrywide Alternative Loan Trust (b).....   5.590     04/25/36          5,542,769
   8,587   Countrywide Home Loans (b).................   5.620     04/25/46          8,603,881
   6,645   DSLA Mortgage Loan Trust (b)...............   5.923     04/19/47          6,651,169
   5,736   Federal Home Loan Mortgage Corp. (REMIC)
           (b)........................................   5.470     09/25/45          5,737,904
   3,391   Federal Home Loan Mortgage Corp. (REMIC)
           (d)........................................   2.680     03/15/32            284,482
   5,022   Federal Home Loan Mortgage Corp. (REMIC)
           (b)........................................   5.920     03/15/34          5,097,698
   3,128   Federal Home Loan Mortgage Corp. (REMIC)
           (c)........................................   6.500     05/15/33            665,320
   3,239   Federal Home Loan Mortgage Corp. (STRIPS)
           (c)........................................   6.000     05/01/31            626,589
   3,014   Federal Home Loan Mortgage Corp. (STRIPS)
           (c)........................................   6.500     04/01/28            640,090
   9,787   Federal National Mortgage Association
           (b)........................................   5.380     12/25/36          9,783,456
   8,640   Federal National Mortgage Association......   5.500     11/25/43          8,595,748
   6,280   Federal National Mortgage Association
           (b)........................................   5.520     05/25/35          6,303,828
  20,250   Federal National Mortgage Association......   6.022     11/25/10         20,974,213
   5,107   Federal National Mortgage Association
           (REMIC) (b) (d)............................   1.080     07/25/34            144,024
  10,607   Federal National Mortgage Association
           (REMIC) (b)................................   5.028     11/25/28         10,637,297
  32,055   Federal National Mortgage Association
           (REMIC) (b)................................   5.380     12/25/36         32,034,163
   6,739   Federal National Mortgage Association
           (REMIC) (b)................................   5.720     12/18/32          6,809,803

 8                                             See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON     MATURITY         VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    143   Federal National Mortgage Association
           (REMIC) (b)................................   5.794%    03/25/09     $      143,581
   7,082   Federal National Mortgage Association                  08/25/32 to
           (REMIC) (c)................................   6.000     07/25/33          1,071,116
  14,372   Federal National Mortgage Association                  02/25/33 to
           (REMIC) (c)................................   6.500     05/25/33          3,094,938
   2,807   Federal National Mortgage Association
           (REMIC) (c)................................   7.000     04/25/33            661,249
   2,681   Government National Mortgage Association
           (b) (d)....................................   2.080     05/16/32            138,085
   2,821   Government National Mortgage Association
           (b) (d)....................................   2.680     05/16/32            142,173
                                                                  06/25/45 to
  53,097   Greenpoint Mortgage Funding Trust (c)......    *        10/25/45          1,519,734
   7,553   Greenpoint Mortgage Funding Trust (b)......   5.550     01/26/37          7,555,819
                                                                  03/19/37 to
      14   Harborview Mortgage Loan Trust (e).........    *        07/19/47             10,537
  24,027   Harborview Mortgage Loan Trust (c) (f).....   1.228     06/19/35            544,351
  26,316   Harborview Mortgage Loan Trust (c) (f).....   1.531     05/19/35            629,122
  41,882   Harborview Mortgage Loan Trust (c) (f).....   1.874     01/19/36          1,047,062
  29,075   Harborview Mortgage Loan Trust (c) (f).....   1.876     03/19/37          1,281,108
  46,531   Harborview Mortgage Loan Trust (c) (f).....   2.015     07/19/47          1,679,494
  16,107   Harborview Mortgage Loan Trust (c) (f).....   2.110     01/19/36            458,055
   5,782   Harborview Mortgage Loan Trust (b).........   5.470     03/19/38          5,786,774
                                                                  11/19/36 to
  13,832   Harborview Mortgage Loan Trust (b).........   5.500     04/19/38         13,803,553
   6,115   Harborview Mortgage Loan Trust (b).........   5.570     08/21/46          6,099,092
  10,363   Harborview Mortgage Loan Trust (b).........   6.983     01/19/36         10,582,888
  21,074   Indymac Index Mortgage Loan Trust (c)
           (f)........................................   1.388     07/25/35            668,446
   5,518   Indymac Index Mortgage Loan Trust (b)......   5.700     10/25/36          5,549,091
   4,658   Luminent Mortgage Trust (b)................   5.560     10/25/46          4,676,325
   5,990   Residential Accredit Loans, Inc. (b).......   5.480     01/25/37          5,990,060
   6,070   Residential Accredit Loans, Inc. (b).......   5.510     01/25/46          6,102,303
   6,225   Residential Accredit Loans, Inc. (b).......   5.550     06/25/46          6,219,634
   8,872   Residential Accredit Loans, Inc. (b).......   5.590     02/25/46          8,892,435
   3,312   Structured Asset Mortgage Investments, Inc.
           (b)........................................   5.510     02/25/36          3,319,210
   8,839   Structured Asset Mortgage Investments, Inc.
           (b)........................................   5.530     01/25/37          8,851,430
  15,515   Structured Asset Mortgage Investments, Inc.            07/25/36 to
           (b)........................................   5.550     08/25/36         15,566,941
                                                                  06/25/44 to
  72,820   Washington Mutual, Inc. (c)................    *        10/25/44          1,277,203
   8,368   Washington Mutual, Inc. (b)................   5.520     02/25/47          8,387,828
   4,353   Washington Mutual, Inc. (b)................   5.660     11/25/45          4,364,109
   4,193   Washington Mutual, Inc. (b)................   5.680     07/25/45          4,209,286

See Notes to Financial Statements                                              9

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON     MATURITY         VALUE
----------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  5,447   Washington Mutual, Inc. (b)................   5.923%    05/25/46     $    5,449,086
   5,354   Washington Mutual, Inc. (b)................   6.260     04/25/46          5,361,864
                                                                                --------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  30.1%..................      333,794,739
                                                                                --------------
           MORTGAGE BACKED SECURITIES  14.2%
                                                                  04/01/29 to
     219   Federal Home Loan Mortgage Corp. ..........   6.000     04/01/31            221,895
      43   Federal Home Loan Mortgage Corp. ..........   6.500     03/01/26             44,145
                                                                  03/01/20 to
   9,883   Federal Home Loan Mortgage Corp. ..........   7.500     06/01/34         10,338,502
                                                                  07/01/24 to
     833   Federal Home Loan Mortgage Corp. ..........   8.000     10/01/31            877,088
       0   Federal Home Loan Mortgage Corp. ..........  11.000     02/01/14                 91
   6,650   Federal National Mortgage Association......   3.920     01/01/08          6,596,692
                                                                  02/01/09 to
   3,424   Federal National Mortgage Association......   6.000     02/01/18          3,484,867
                                                                  12/01/07 to
  18,636   Federal National Mortgage Association......   6.500     01/01/34         19,176,995
                                                                  08/01/14 to
  43,008   Federal National Mortgage Association......   7.000     05/01/36         44,720,183
                                                                  04/01/07 to
  12,800   Federal National Mortgage Association......   7.500     12/01/32         13,382,142
                                                                  09/01/24 to
   1,530   Federal National Mortgage Association......   8.000     04/01/32          1,617,147
                                                                  05/01/15 to
      18   Federal National Mortgage Association......  11.500     03/01/19             20,072
                                                                  03/01/13 to
     144   Federal National Mortgage Association......  12.000     01/01/16            158,076
   9,975   Federal National Mortgage Association,
           April......................................   7.000        TBA           10,289,831
     107   Federal National Mortgage Association                  01/01/22 to
           (FHA/VA)...................................   8.500     09/01/24            113,772
  30,925   Federal National Mortgage Association,
           May........................................   7.000        TBA           31,872,078
   1,290   Government National Mortgage Association...   6.000     12/15/28          1,312,503
                                                                  06/15/23 to
   2,320   Government National Mortgage Association...   6.500     02/15/29          2,387,625
                                                                  12/15/22 to
   2,610   Government National Mortgage Association...   7.000     12/15/27          2,730,538
                                                                  04/15/17 to
   2,526   Government National Mortgage Association...   7.500     08/15/28          2,635,921
                                                                  07/15/07 to
   2,300   Government National Mortgage Association...   8.000     10/15/25          2,434,645
                                                                  06/15/08 to
   1,340   Government National Mortgage Association...   8.500     12/15/21          1,440,026
                                                                  12/15/17 to
     512   Government National Mortgage Association...   9.000     12/15/19            549,107

 10                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON     MATURITY         VALUE
----------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
                                                                  01/15/10 to
$      4   Government National Mortgage Association...  11.000%    11/15/20     $        4,956
                                                                  01/15/13 to
     429   Government National Mortgage Association...  12.000     06/15/15            484,292
                                                                  05/15/10 to
     169   Government National Mortgage Association...  12.500     06/15/15            188,800
     267   Government National Mortgage Association
           II.........................................   6.000     04/20/29            270,733
                                                                                --------------
           TOTAL MORTGAGE BACKED SECURITIES  14.2%...........................      157,352,722
                                                                                --------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  13.0%
   2,239   Federal Home Loan Mortgage Corp. ..........   3.543     07/01/34          2,225,275
   4,391   Federal Home Loan Mortgage Corp. ..........   4.153     08/01/34          4,421,640
   2,248   Federal National Mortgage Association......   3.625     07/01/34          2,250,275
   2,287   Federal National Mortgage Association......   4.161     09/01/34          2,298,424
   1,935   Federal National Mortgage Association......   4.176     10/01/34          1,956,146
   8,126   Federal National Mortgage Association......   4.347     02/01/34          8,195,831
   2,366   Federal National Mortgage Association......   4.412     10/01/34          2,377,175
  12,291   Federal National Mortgage Association......   5.474     12/01/36         12,352,450
   2,502   Federal National Mortgage Association......   6.203     07/01/33          2,553,150
   9,727   Federal National Mortgage Association......   6.918     03/01/36         10,017,366
  10,897   Federal National Mortgage Association......   6.982     03/01/36         11,223,313
   6,277   Federal National Mortgage Association......   7.350     03/01/36          6,470,656
   7,901   Federal National Mortgage Association......   7.352     05/01/36          8,146,619
   7,412   Federal National Mortgage Association......   7.387     07/01/36          7,644,803
  10,914   Federal National Mortgage Association......   7.400     05/01/36         11,255,188
  19,343   Federal National Mortgage Association......   7.403     04/01/36         20,175,536
  10,832   Federal National Mortgage Association......   7.416     05/01/36         11,131,940
  14,499   Federal National Mortgage Association......   7.439     04/01/36         14,950,749
   4,830   Federal National Mortgage Association......   7.741     03/01/36          4,981,655
                                                                                --------------
           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES..................      144,628,191
                                                                                --------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.7%
  43,000   Federal Home Loan Bank.....................   3.000     04/15/09         41,473,543
  31,200   Federal Home Loan Mortgage Corp. ..........   6.625     09/15/09         32,481,915
  10,700   Federal National Mortgage Association......   7.125     06/15/10         11,438,075
   9,155   Tennessee Valley Authority Ser G...........   7.125     05/01/30         11,341,443
                                                                                --------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS.................       96,734,976
                                                                                --------------
           ASSET BACKED SECURITIES  0.4%
   3,443   Federal National Mortgage Association
           (b)........................................   5.208     05/28/35          3,453,588
     311   Federal National Mortgage Association
           (b)........................................   5.217     05/28/35            312,156
                                                                                --------------
           TOTAL ASSET BACKED SECURITIES.....................................        3,765,744
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS  99.9%
  (Cost $1,109,777,037)......................................................    1,108,374,250
                                                                                --------------

See Notes to Financial Statements                                             11

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

DESCRIPTION                   CONTRACTS    EXPIRATION DATE    EXERCISE PRICE        VALUE
----------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
EuroDollar Futures,
  June 2007.................     2,901        06/18/07            94.250        $       18,131
EuroDollar Futures,
  June 2007.................       381        06/18/07            94.500                 2,381
90 Day Euro Futures,
  December 2007.............     3,229        12/17/07            94.750               524,713
90 Day Euro Futures,
  December 2007.............       179        12/17/07            94.500                 7,831
                                                                                --------------
TOTAL PURCHASED OPTIONS
    (Cost $1,607,269).......................................................           553,056
                                                                                --------------

REPURCHASE AGREEMENTS  3.3%
Citigroup Global Markets, Inc. ($9,597,129 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 5.30%, dated 03/30/07, to
  be sold on 04/02/07 at $9,601,368)........................................         9,597,129
State Street Bank & Trust Co. ($26,848,871 par
  collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 5.13%, dated 03/30/07, to
  be sold on 04/02/07 at $26,860,349).......................................        26,848,871
                                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $36,446,000)........................................................        36,446,000
                                                                                --------------
TOTAL INVESTMENTS  103.2%
  (Cost $1,147,830,306).....................................................     1,145,373,306

LIABILITIES IN EXCESS OF OTHER ASSETS  (3.2%)...............................       (35,608,506)
                                                                                --------------

NET ASSETS  100.0%..........................................................    $1,109,764,800
                                                                                ==============


Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*   Zero coupon bond

(a) All or a portion of this security has been physically segregated in connection with open futures contracts.

(b) Floating Rate Coupon

(c) IO--Interest Only

(d) Inverse Floating Rate

(e) PO--Principal Only

(f) Variable Rate Coupon

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 12                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bond Futures, June 2007 (Current Notional
  Value of $111,250 per contract)...........................      455        $(418,532)
U.S. Treasury Notes 10-Year Futures, June 2007 (Current
  Notional Value of $108,125 per contract)..................      938          573,500
U.S. Treasury Notes 10-Year Futures, June 2007 (Current
  Notional Value of $108,125 per contract)..................      273         (106,875)
U.S. Treasury Notes 2-Year Futures, June 2007 (Current
  Notional Value of $204,891 per contract)..................      301         (108,366)
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures, June 2007 (Current
  Notional Value of $105,797 per contract)..................      460          (55,781)
U.S. Treasury Notes 5-Year Futures, June 2007 (Current
  Notional Value of $105,797 per contract)..................    1,270          661,966
                                                                -----        ---------
                                                                3,697        $ 545,912
                                                                =====        =========

See Notes to Financial Statements                                             13

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $1,147,830,306).....................  $1,145,373,306
Cash........................................................              29
Receivables:
  Investments Sold..........................................      59,693,226
  Interest..................................................       9,094,898
  Fund Shares Sold..........................................       1,237,059
  Principal Paydowns........................................          62,500
Other.......................................................         335,455
                                                              --------------
    Total Assets............................................   1,215,796,473
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     101,655,375
  Fund Shares Repurchased...................................       1,254,413
  Income Distributions......................................       1,069,168
  Investment Advisory Fee...................................         506,719
  Distributor and Affiliates................................         487,411
  Variation Margin on Futures...............................         199,547
Trustees' Deferred Compensation and Retirement Plans........         468,264
Accrued Expenses............................................         390,776
                                                              --------------
    Total Liabilities.......................................     106,031,673
                                                              --------------
NET ASSETS..................................................  $1,109,764,800
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,256,739,065
Net Unrealized Depreciation.................................      (1,911,088)
Accumulated Undistributed Net Investment Income.............     (13,153,525)
Accumulated Net Realized Loss...............................    (131,909,652)
                                                              --------------
NET ASSETS..................................................  $1,109,764,800
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,009,517,903 and 100,922,909 shares of
    beneficial interest issued
    and outstanding)........................................  $        10.00
    Maximum sales charge (4.75%* of offering price).........             .50
                                                              --------------
    Maximum offering price to public........................  $        10.50
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $71,041,047 and 7,122,405 shares of
    beneficial interest issued and outstanding).............  $         9.97
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $18,221,783 and 1,832,870 shares of
    beneficial interest issued and outstanding).............  $         9.94
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,984,067 and 1,098,744 shares of
    beneficial interest issued and outstanding).............  $        10.00
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $31,645,789
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,981,496
Distribution (12b-1) and Service Fees
  Class A...................................................    1,262,784
  Class B...................................................      360,343
  Class C...................................................       90,628
Transfer Agent Fees.........................................      895,578
Custody.....................................................      118,052
Accounting and Administrative Expenses......................      111,668
Reports to Shareholders.....................................      101,160
Trustees' Fees and Related Expenses.........................       37,468
Professional Fees...........................................       35,434
Registration Fees...........................................       31,280
Other.......................................................       31,853
                                                              -----------
    Total Expenses..........................................    6,057,744
    Less Credits Earned on Cash Balances....................       63,180
                                                              -----------
    Net Expenses............................................    5,994,564
                                                              -----------
NET INVESTMENT INCOME.......................................  $25,651,225
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  (953,184)
  Futures...................................................    1,077,880
                                                              -----------
Net Realized Gain...........................................      124,696
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     (561,414)
                                                              -----------
  End of the Period:
    Investments.............................................   (2,457,000)
    Futures.................................................      545,912
                                                              -----------
                                                               (1,911,088)
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,349,674)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,224,978)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $24,426,247
                                                              ===========

See Notes to Financial Statements                                             15

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED       YEAR ENDED
                                                          MARCH 31, 2007    SEPTEMBER 30, 2006
                                                         -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   25,651,225      $   47,552,915
Net Realized Gain/Loss.................................          124,696          (6,608,098)
Net Unrealized Depreciation During the Period..........       (1,349,674)        (11,259,473)
                                                          --------------      --------------
Change in Net Assets from Operations...................       24,426,247          29,685,344
                                                          --------------      --------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (30,389,217)        (48,231,116)
  Class B Shares.......................................       (1,898,333)         (3,345,671)
  Class C Shares.......................................         (481,111)           (755,605)
  Class I Shares.......................................         (283,714)           (278,503)
                                                          --------------      --------------
Total Distributions....................................      (33,052,375)        (52,610,895)
                                                          --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       (8,626,128)        (22,925,551)
                                                          --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       71,455,046         118,680,647
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       25,377,775          39,662,648
Cost of Shares Repurchased.............................     (109,324,096)       (284,311,134)
                                                          --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      (12,491,275)       (125,967,839)
                                                          --------------      --------------
TOTAL DECREASE IN NET ASSETS...........................      (21,117,403)       (148,893,390)
NET ASSETS:
Beginning of the Period................................    1,130,882,203       1,279,775,593
                                                          --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(13,153,525) and
  $(5,752,375), respectively)..........................   $1,109,764,800      $1,130,882,203
                                                          ==============      ==============

 16                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                    YEAR ENDED SEPTEMBER 30,
CLASS A SHARES                  MARCH 31,    ----------------------------------------------------
                                   2007        2006       2005       2004       2003       2002
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $  10.08    $  10.27   $  10.35   $  10.50   $  10.79   $  10.41
                                 --------    --------   --------   --------   --------   --------
  Net Investment Income (a)....       .23         .41        .34        .31        .32        .38
  Net Realized and Unrealized
    Gain/Loss..................      (.01)       (.14)      (.03)      (.05)      (.10)       .50
                                 --------    --------   --------   --------   --------   --------
Total from
  Investment Operations........       .22         .27        .31        .26        .22        .88
Less Distributions from Net
  Investment Income............       .30         .46        .39        .41        .51        .50
                                 --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $  10.00    $  10.08   $  10.27   $  10.35   $  10.50   $  10.79
                                 ========    ========   ========   ========   ========   ========

Total Return (b)...............     2.22%*      2.72%      3.08%      2.60%      2.09%      8.76%
Net Assets at End of the Period
  (In millions)................  $1,009.5    $1,027.6   $1,133.1   $1,171.8   $1,323.8   $1,467.9
Ratio of Expenses to Average
  Net Assets (c)...............     1.03%       1.03%      1.03%      1.00%       .99%       .99%
Ratio of Net Investment Income
  to Average Net Assets........     4.68%       4.12%      3.25%      3.03%      3.04%      3.69%
Portfolio Turnover (d).........       60%*       191%       189%       268%       360%        97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended March 31, 2007 and the year ended September 30, 2006.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             17

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED               YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                          MARCH 31,    ------------------------------------------
                                           2007       2006     2005     2004     2003     2002
                                        -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $10.05     $10.24   $10.31   $10.47   $10.76   $10.40
                                          ------     ------   ------   ------   ------   ------
  Net Investment Income (a)............      .20        .33      .25      .23      .24      .30
  Net Realized and Unrealized
    Gain/Loss..........................     (.02)      (.14)    (.00)    (.05)    (.10)     .49
                                          ------     ------   ------   ------   ------   ------
Total from Investment Operations.......      .18        .19      .25      .18      .14      .79
Less Distributions from Net Investment
  Income...............................      .26        .38      .32      .34      .43      .43
                                          ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD.....   $ 9.97     $10.05   $10.24   $10.31   $10.47   $10.76
                                          ======     ======   ======   ======   ======   ======

Total Return (b).......................    1.85%*     1.95%    2.42%    1.73%    1.36%    7.81%
Net Assets at End of the Period (In
  millions)............................   $ 71.0     $ 76.8   $118.3   $139.4   $192.1   $203.0
Ratio of Expenses to Average Net Assets
  (c)..................................    1.79%      1.78%    1.78%    1.76%    1.75%    1.75%
Ratio of Net Investment Income to
  Average Net Assets...................    3.92%      3.33%    2.48%    2.27%    2.28%    2.93%
Portfolio Turnover (d).................      60%*      191%     189%     268%     360%      97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. This returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended March 31, 2007 and the year ended September 30, 2006.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 18                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED               YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                          MARCH 31,    ------------------------------------------
                                           2007       2006     2005     2004     2003     2002
                                        -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $10.02     $10.21   $10.28   $10.44   $10.73   $10.37
                                          ------     ------   ------   ------   ------   ------
  Net Investment Income (a)............      .20        .34      .25      .23      .24      .29
  Net Realized and Unrealized
    Gain/Loss..........................     (.02)      (.15)    (.00)    (.05)    (.10)     .50
                                          ------     ------   ------   ------   ------   ------
Total from Investment Operations.......      .18        .19      .25      .18      .14      .79
Less Distributions from Net Investment
  Income...............................      .26        .38      .32      .34      .43      .43
                                          ------     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF THE PERIOD.....   $ 9.94     $10.02   $10.21   $10.28   $10.44   $10.73
                                          ======     ======   ======   ======   ======   ======

Total Return (b).......................    1.85%*     1.96%    2.42%    1.73%    1.36%    7.84%
Net Assets at End of the Period (In
  millions)............................   $ 18.2     $ 18.5   $ 22.3   $ 29.8   $ 43.1   $ 48.5
Ratio of Expenses to Average Net Assets
  (c)..................................    1.79%      1.79%    1.78%    1.76%    1.75%    1.75%
Ratio of Net Investment Income to
  Average Net Assets...................    3.92%      3.34%    2.48%    2.27%    2.28%    2.93%
Portfolio Turnover (d).................      60%*      191%     189%     268%     360%      97%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, totals returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended March 31, 2007 and the year ended September 30, 2006.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             19

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS                      AUGUST 12, 2005
                                                ENDED        YEAR ENDED       (COMMENCEMENT OF
                                              MARCH 31,     SEPTEMBER 30,      OPERATIONS) TO
                                                 2007           2006         SEPTEMBER 30, 2005
CLASS I SHARES                                -------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....    $10.07         $10.26              $10.31
                                                ------         ------              ------
  Net Investment Income (a).................       .25            .43                 .05
  Net Realized and Unrealized Loss..........      (.01)          (.14)               (.05)
                                                ------         ------              ------
Total from Investment Operations............       .24            .29                 -0-
Less Distributions from Net Investment
  Income....................................       .31            .48                 .05
                                                ------         ------              ------
NET ASSET VALUE, END OF THE PERIOD..........    $10.00         $10.07              $10.26
                                                ======         ======              ======

Total Return (b)............................     2.45%*         2.97%                .01%*
Net Assets at End of the Period (In
  millions).................................    $ 11.0         $  8.0              $  6.1
Ratio of Expenses to Average Net Assets
  (c).......................................      .78%           .78%                .78%
Ratio of Net Investment Income to Average
  Net Assets................................     4.97%          4.41%               3.53%
Portfolio Turnover (d)......................       60%*          191%                189%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the six months ended March 31, 2007 and the year ended September 30, 2006.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales.

 20                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Government Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide high current return consistent with preservation of capital. The Fund commenced investment operations on July 16, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets having an aggregate value at least equal to the amount of the when-issued, delayed delivery, or forward purchase commitments until payment is made. At March 31, 2007, the Fund had $41,962,149 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discount is accreted and premium is amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $113,131,764 which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$66,309,011.................................................  September 30, 2008
 31,684,425.................................................  September 30, 2009
 12,354,204.................................................  September 30, 2013
  2,784,124.................................................  September 30, 2014

    At March 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:


Cost of investments for tax purposes........................  $1,161,609,573
                                                              --------------
Gross tax unrealized appreciation...........................  $    8,185,536
Gross tax unrealized depreciation...........................     (24,421,803)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (16,236,267)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $52,418,252
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $52,418,252
                                                              ===========

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    As of September 30, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $5,147,585

    The difference between book basis and tax basis undistributed net investment income is attributable primarily to the difference between book and tax amortization methods for premium.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions and straddle positions.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2007, the Fund's custody fee was reduced by $63,180 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .540%
Next $1 billion.............................................     .515%
Next $1 billion.............................................     .490%
Next $1 billion.............................................     .440%
Next $1 billion.............................................     .390%
Next $1 billion.............................................     .340%
Next $1 billion.............................................     .290%
Over $7 billion.............................................     .240%

    For the six months ended March 31, 2007, the Fund recognized expenses of approximately $15,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $30,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2007, the Fund recognized expenses of approximately $682,700 representing transfer agency fees paid to

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $302,075 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $48,400 and contingent deferred sales charges (CDSC) on redeemed shares of approximately $66,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2007 and the year ended September 30, 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                         MARCH 31, 2007                SEPTEMBER 30, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    5,815,569    $  58,391,671      9,806,219    $  98,779,696
  Class B.......................      749,593        7,504,927      1,206,197       12,117,348
  Class C.......................      199,233        1,990,423        403,892        4,050,011
  Class I.......................      356,049        3,568,025        373,779        3,733,592
                                  -----------    -------------    -----------    -------------
Total Sales.....................    7,120,444    $  71,455,046     11,790,087    $ 118,680,647
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    2,300,901    $  23,079,349      3,563,521    $  35,878,952
  Class B.......................      168,090        1,681,050        289,315        2,906,845
  Class C.......................       38,444          383,236         59,772          598,718
  Class I.......................       23,352          234,140         27,632          278,133
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    2,530,787    $  25,377,775      3,940,240    $  39,662,648
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................   (9,135,744)   $ (91,731,400)   (21,789,796)   $(219,667,239)
  Class B.......................   (1,436,409)     (14,376,473)    (5,402,655)     (54,528,380)
  Class C.......................     (250,113)      (2,492,787)      (799,391)      (8,028,243)
  Class I.......................      (72,135)        (723,436)      (207,242)      (2,087,272)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (10,894,401)   $(109,324,096)   (28,199,084)   $(284,311,134)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2007, the Fund received redemption fees of approximately $2,100 which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $86,950,349 and $21,608,201, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $657,156,106 and $630,795,264, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the securities underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended March 31, 2007, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2006...........................    3,463
Futures Opened..............................................    9,998
Futures Closed..............................................   (9,764)
                                                               ------
Outstanding at March 31, 2007...............................    3,697
                                                               ======

B. INVERSE FLOATING RATE SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. These instruments are identified in the Portfolio of Investments.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the

VAN KAMPEN GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2007 (UNAUDITED) continued

premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $32,572,400 and $1,715,700 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN GOVERNMENT SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             29, 129, 229, 629
                                                                  GOVTSAR 5/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00980P-Y03/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By:  /s/ James W. Garrett
     ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007